Investment Strategy	Nov. 10, 2025
Defiance Daily Target 2X Short AMD ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to achieve 2 times the inverse (-200%) of the daily percentage change in the price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to generate 2 times the inverse of the daily performance of the Underlying Security for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.” The Fund is classified as “non-diversified” under the 1940 Act.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to 2 times the inverse (-2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into swap agreements as a substitute for directly shorting the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain short exposure for the Fund equal to -200% of the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged -2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily -2X objective.

For examples of a hypothetical investment in the Fund, see “Additional Information About the Fund – Principal Investment Strategies” below.

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with inverse exposure; and e) other Fund expenses.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s derivative positions.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security. For purposes of the 80% policy, derivatives will be valued at notional value.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance decreases over a period longer than a single day. As a consequence, investors should not plan to hold shares of a Fund unmonitored for periods longer than a single trading day.

AMD

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the shares of Advanced Micro Devices, Inc. (Nasdaq: AMD).

AMD is a global semiconductor company. Semiconductors are components used in a variety of electronic products and systems. AMD operates through four segments: data center, client, gaming, and embedded. AMD is listed on The NASDAQ Global Select Market. Per AMD’s most recent Form 10-K filing, as of June 28, 2024, the aggregate market value of the registrant’s common stock held by non-affiliates of AMD (based on the last reported closing share price as on Nasdaq on June 28, 2024) was approximately $261.4 billion.

AMD is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by AMD pursuant to the Exchange Act can be located by reference to the SEC file number 001-07882 through the SEC’s website at www.sec.gov. In addition, information regarding AMD may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of AMD or other securities of Advanced Micro Devices, Inc. The Fund has derived all disclosures contained in this document regarding AMD from the publicly available documents. None of the Fund, the Trust, or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to AMD. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding AMD is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of AMD (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning AMD could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, Tidal Trust II (the “Trust”), the Adviser, or their respective affiliates makes any representation to you as to the performance of AMD.

NONE OF THE FUND, THE TRUST, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH ADVANCED MICRO DEVICES, INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, ADVANCED MICRO DEVICES, INC.

Moreover, Advanced Micro Devices, Inc. has not participated in the development of the Fund’s investment strategy. Advanced Micro Devices, Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Advanced Micro Devices, Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Advanced Micro Devices, Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by AMD or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, AMD is assigned to the Semiconductors & Semiconductor Equipment industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security.
Defiance Daily Target 2X Short APP ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to achieve 2 times the inverse (-200%) of the daily percentage change in the price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to generate 2 times the inverse of the daily performance of the Underlying Security for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.” The Fund is classified as “non-diversified” under the 1940 Act.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to 2 times the inverse (-2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into swap agreements as a substitute for directly shorting the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain short exposure for the Fund equal to -200% of the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged -2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily -2X objective.

For examples of a hypothetical investment in the Fund, see “Additional Information About the Fund – Principal Investment Strategies” below.

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with inverse exposure; and e) other Fund expenses.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s derivative positions.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security. For purposes of the 80% policy, derivatives will be valued at notional value.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance decreases over a period longer than a single day. As a consequence, investors should not plan to hold shares of a Fund unmonitored for periods longer than a single trading day.

APP

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the shares of AppLovin Corporation (Nasdaq: APP).

AppLovin Corporation is a leader in the advertising ecosystem providing an end-to-end software platform that allows businesses to reach, monetize and grow their global audiences. APP also has a globally diversified portfolio of apps — free-to-play mobile games that it operates through its studios. APP is listed on The Nasdaq Stock Market LLC (“Nasdaq”). Per APP’s most recent Form 10-K filing, as of June 28, 2024, the aggregate market value of the registrant’s voting and non-voting common equity held by non-affiliates of APP (based on the last reported closing share price of APP’s Class A common stock on Nasdaq on June 28, 2024) was approximately $23.7 billion.

APP is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by APP pursuant to the Exchange Act can be located by reference to SEC file number 001-40325 through the SEC’s website at www.sec.gov. In addition, information regarding APP may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of APP or other securities of AppLovin Corporation. The Fund has derived all disclosures contained in this document regarding APP from the publicly available documents. None of the Fund, the Trust, or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to APP. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding APP is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of APP (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning APP could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, Tidal Trust II (the “Trust”), the Adviser, or their respective affiliates makes any representation to you as to the performance of APP.

NONE OF THE FUND, THE TRUST, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH APPLOVIN CORPORATION. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, APPLOVIN CORPORATION.

Moreover, AppLovin Corporation has not participated in the development of the Fund’s investment strategy. AppLovin Corporation does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. AppLovin Corporation does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by AppLovin Corporation

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by APP or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, APP is assigned to the Software industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security.
Defiance Daily Target 2X Short ASTS ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to achieve 2 times the inverse (-200%) of the daily percentage change in the price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to generate 2 times the inverse of the daily performance of the Underlying Security for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.” The Fund is classified as “non-diversified” under the 1940 Act.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to 2 times the inverse (-2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into swap agreements as a substitute for directly shorting the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain short exposure for the Fund equal to -200% of the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged -2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily -2X objective.

For examples of a hypothetical investment in the Fund, see “Additional Information About the Fund – Principal Investment Strategies” below.

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with inverse exposure; and e) other Fund expenses.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s derivative positions.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security. For purposes of the 80% policy, derivatives will be valued at notional value.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance decreases over a period longer than a single day. As a consequence, investors should not plan to hold shares of a Fund unmonitored for periods longer than a single trading day.

ASTS

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the shares of AST SpaceMobile, Inc. (Nasdaq: ASTS).

AST SpaceMobile, Inc. is developing a satellite based cellular network that connects standard mobile phones directly to spaceborne platforms. ASTS is listed on The Nasdaq Stock Market LLC (“Nasdaq”). Per ASTS’s most recent Form 10-K filing, the aggregate market value of the voting common equity held by non-affiliates of ASTS (as of June 30, 2024) was approximately 1,701.3 million.

ASTS is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by ASTS pursuant to the Exchange Act can be located by reference to SEC file number 001-39040 through the SEC’s website at www.sec.gov. In addition, information regarding ASTS may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of ASTS or other securities of AST SpaceMobile, Inc. The Fund has derived all disclosures contained in this document regarding ASTS from the publicly available documents. None of the Fund, the Trust, or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to ASTS. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ASTS is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ASTS (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning ASTS could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, Tidal Trust II (the “Trust”), the Adviser, or their respective affiliates makes any representation to you as to the performance of ASTS.

NONE OF THE FUND, THE TRUST, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH AST SPACEMOBILE, INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, AST SPACEMOBILE, INC.

Moreover, AST SpaceMobile, Inc. has not participated in the development of the Fund’s investment strategy. AST SpaceMobile, Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. AST SpaceMobile, Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by AST SpaceMobile, Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by ASTS or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, ASTS is assigned to the Diversified Telecommunication Services industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security.
Defiance Daily Target 2X Short AVGO ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to achieve 2 times the inverse (-200%) of the daily percentage change in the price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to generate 2 times the inverse of the daily performance of the Underlying Security for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.” The Fund is classified as “non-diversified” under the 1940 Act.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to 2 times the inverse (-2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into swap agreements as a substitute for directly shorting the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain short exposure for the Fund equal to -200% of the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged -2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily -2X objective.

For examples of a hypothetical investment in the Fund, see “Additional Information About the Fund – Principal Investment Strategies” below.

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with inverse exposure; and e) other Fund expenses.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s derivative positions.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security. For purposes of the 80% policy, derivatives will be valued at notional value.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance decreases over a period longer than a single day. As a consequence, investors should not plan to hold shares of a Fund unmonitored for periods longer than a single trading day.

AVGO

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the shares of Broadcom Inc. (Nasdaq: AVGO).

Broadcom Inc. is a global technology company that designs, develops and supplies a broad range of semiconductor and infrastructure software solution. AVGO leverages global engineering expertise and an extensive patent portfolio to develop high-performance semiconductor devices and system-on-chip (SoC) solutions for niche markets, with applications ranging from data center networking to factory automation. AVGO’s infrastructure software and hybrid-cloud solutions, including those acquired with VMware, enable leading companies and government agencies to manage and secure complex IT environments, enhancing scalability, agility, and security. AVGO is listed on the Nasdaq Global Select Market (“Nasdaq”). Per AVGO’s most recent Form 10-K filing, the aggregate market value of the voting stock held by non-affiliates of AVGO (based on the last reported sale price of its common stock on May 3, 2024, on Nasdaq) was approximately $583.1 billion.

AVGO is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by AVGO pursuant to the Exchange Act can be located by reference to SEC file number 001-38449 through the SEC’s website at www.sec.gov. In addition, information regarding AVGO may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of AVGO or other securities of Broadcom Inc. The Fund has derived all disclosures contained in this document regarding AVGO from the publicly available documents. None of the Fund, the Trust, or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to AVGO. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding AVGO is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of AVGO (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning AVGO could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, Tidal Trust II (the “Trust”), the Adviser, or their respective affiliates makes any representation to you as to the performance of AVGO.

NONE OF THE FUND, THE TRUST, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH BROADCOM INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, BROADCOM INC.

Moreover, Broadcom Inc. has not participated in the development of the Fund’s investment strategy. Broadcom Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Broadcom Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Broadcom Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by AVGO or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, AVGO is assigned to the Semiconductors & Semiconductor Equipment industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security.
Defiance Daily Target 2X Short BBAI ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to achieve 2 times the inverse (-200%) of the daily percentage change in the price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to generate 2 times the inverse of the daily performance of the Underlying Security for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.” The Fund is classified as “non-diversified” under the 1940 Act.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to 2 times the inverse (-2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into swap agreements as a substitute for directly shorting the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain short exposure for the Fund equal to -200% of the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged -2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily -2X objective.

For examples of a hypothetical investment in the Fund, see “Additional Information About the Fund – Principal Investment Strategies” below.

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with inverse exposure; and e) other Fund expenses.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s derivative positions.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security. For purposes of the 80% policy, derivatives will be valued at notional value.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance decreases over a period longer than a single day. As a consequence, investors should not plan to hold shares of a Fund unmonitored for periods longer than a single trading day.

BBAI

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the shares of BigBear.ai Holdings, Inc. (NYSE: BBAI).

BigBear.ai Holdings, Inc. offers artificial intelligence (“AI”) powered decision intelligence, predictive analytics, and visual computing for defense and commercial customers. BBAI is listed on the New York Stock Exchange (“NYSE”). Per BBAI’s most recent Form 10-K filing, the aggregate market value of the voting stock held by non-affiliates of BBAI (based on the closing price of its common stock on June 28, 2024 on the NYSE) was approximately $149.9 million.

BBAI is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by BBAI pursuant to the Exchange Act can be located by reference to SEC file number 001-40031 through the SEC’s website at www.sec.gov. In addition, information regarding BBAI may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of BBAI or other securities of BigBear.ai Holdings, Inc. The Fund has derived all disclosures contained in this document regarding BBAI from the publicly available documents. None of the Fund, the Trust, or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to BBAI. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding BBAI is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BBAI (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning BBAI could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, Tidal Trust II (the “Trust”), the Adviser, or their respective affiliates makes any representation to you as to the performance of BBAI.

NONE OF THE FUND, THE TRUST, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH BIGBEAR.AI HOLDINGS, INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, BIGBEAR.AI HOLDINGS, INC.

Moreover, BigBear.ai Holdings, Inc. has not participated in the development of the Fund’s investment strategy. BigBear.ai Holdings, Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. BigBear.ai Holdings, Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by BigBear.ai Holdings, Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by BBAI or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, BBAI is assigned to the IT Services industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security.
Defiance Daily Target 2X Short BMNR ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to achieve 2 times the inverse (-200%) of the daily percentage change in the price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to generate 2 times the inverse of the daily performance of the Underlying Security for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.” The Fund is classified as “non-diversified” under the 1940 Act.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to 2 times the inverse (-2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into swap agreements as a substitute for directly shorting the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain short exposure for the Fund equal to -200% of the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged -2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily -2X objective.

For examples of a hypothetical investment in the Fund, see “Additional Information About the Fund – Principal Investment Strategies” below.

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with inverse exposure; and e) other Fund expenses.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s derivative positions.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security. For purposes of the 80% policy, derivatives will be valued at notional value.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance decreases over a period longer than a single day. As a consequence, investors should not plan to hold shares of a Fund unmonitored for periods longer than a single trading day.

BMNR

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the shares of BitMine Immersion Technologies, Inc. (NYSE: BMNR).

Bitmine Immersion Technologies, Inc. is a blockchain technology company focused on building out industrial-scale digital asset mining, equipment sales, and hosting operations. BMNR primarily focuses on self-mining bitcoin for its own account, as well ashosting third-party mining equipment used in mining of digital asset coins and tokens, specifically bitcoin. BMNR is listed on the NYSE American (“NYSE”). Per BMNR’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting common stock held by non-affiliates of BMNR (based on the closing price of its common stock on February 29, 2024 as reported on the OTC Markets, where BMNR’s shares were previously listed) was approximately $16.6 million.

BMNR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by BMNR pursuant to the Exchange Act can be located by reference to SEC file number 001-42675 through the SEC’s website at www.sec.gov. In addition, information regarding BMNR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of BMNR or other securities of BitMine Immersion Technologies, Inc. The Fund has derived all disclosures contained in this document regarding BMNR from the publicly available documents. None of the Fund, the Trust, or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to BMNR. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding BMNR is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BMNR (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning BMNR could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, Tidal Trust II (the “Trust”), the Adviser, or their respective affiliates makes any representation to you as to the performance of BMNR.

NONE OF THE FUND, THE TRUST, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH BITMINE IMMERSION TECHNOLOGIES, INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, BITMINE IMMERSION TECHNOLOGIES, INC.

Moreover, BitMine Immersion Technologies, Inc. has not participated in the development of the Fund’s investment strategy. BitMine Immersion Technologies, Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. BitMine Immersion Technologies, Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by BitMine Immersion Technologies, Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by BMNR or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, BMNR is assigned to the Software industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security.
Defiance Daily Target 2X Short CRCL ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to achieve 2 times the inverse (-200%) of the daily percentage change in the price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to generate 2 times the inverse of the daily performance of the Underlying Security for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.” The Fund is classified as “non-diversified” under the 1940 Act.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to 2 times the inverse (-2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into swap agreements as a substitute for directly shorting the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain short exposure for the Fund equal to -200% of the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged -2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily -2X objective.

For examples of a hypothetical investment in the Fund, see “Additional Information About the Fund – Principal Investment Strategies” below.

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with inverse exposure; and e) other Fund expenses.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s derivative positions.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security. For purposes of the 80% policy, derivatives will be valued at notional value.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance decreases over a period longer than a single day. As a consequence, investors should not plan to hold shares of a Fund unmonitored for periods longer than a single trading day.

CRCL

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the shares of Circle Internet Group, Inc. (NYSE: CRCL).

Circle Internet Group, Inc. is a global financial technology firm that specializes in digital currencies and blockchain technology. CRCL is the issuer of the USDC stablecoin, a crypto asset designed to be pegged to the U.S. dollar, and EURC stablecoin, a crypto asset designed to be pegged to the euro. CRCL also provides various services and platform application programming interfaces (“APIs”) for payments, commerce, and other financial applications.

CRCL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by CRCL pursuant to the Exchange Act can be located by reference to SEC file number 001-42671 through the SEC’s website at www.sec.gov. In addition, information regarding CRCL may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of CRCL or other securities of Circle Internet Group, Inc. The Fund has derived all disclosures contained in this document regarding CRCL from the publicly available documents. None of the Fund, the Trust, or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to CRCL. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding CRCL is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CRCL (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning CRCL could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, Tidal Trust II (the “Trust”), the Adviser, or their respective affiliates makes any representation to you as to the performance of CRCL.

NONE OF THE FUND, THE TRUST, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH CIRCLE INTERNET GROUP, INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, CIRCLE INTERNET GROUP, INC.

Moreover, Circle Internet Group, Inc. has not participated in the development of the Fund’s investment strategy. Circle Internet Group, Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Circle Internet Group, Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Circle Internet Group, Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by CRCL or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, CRCL is assigned to the Software industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security.
Defiance Daily Target 2X Short HIMS ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to achieve 2 times the inverse (-200%) of the daily percentage change in the price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to generate 2 times the inverse of the daily performance of the Underlying Security for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.” The Fund is classified as “non-diversified” under the 1940 Act.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to 2 times the inverse (-2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into swap agreements as a substitute for directly shorting the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain short exposure for the Fund equal to -200% of the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged -2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily -2X objective.

For examples of a hypothetical investment in the Fund, see “Additional Information About the Fund – Principal Investment Strategies” below.

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with inverse exposure; and e) other Fund expenses.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s derivative positions.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security. For purposes of the 80% policy, derivatives will be valued at notional value.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance decreases over a period longer than a single day. As a consequence, investors should not plan to hold shares of a Fund unmonitored for periods longer than a single trading day.

HIMS

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the shares of Hims & Hers Health, Inc. (NYSE: HIMS).

Hims & Hers Health, Inc. is a consumer-first health and wellness platform focused on providing modern personalized health and wellness solutions to consumers. HIMS offers access to a range of health and wellness products and services available for customers to purchase through its websites and mobile applications. HIMS is listed on the New York Stock Exchange (“NYSE”). Per HIMS’s most recent Form 10-K filing, the aggregate market value of the voting stock held by non-affiliates of HIMS (based on the closing price of its Class A common stock on June 28, 2024 on the NYSE) was approximately $3.9 billion.

HIMS is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by HIMS pursuant to the Exchange Act can be located by reference to SEC file number 001-38986 through the SEC’s website at www.sec.gov. In addition, information regarding HIMS may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of HIMS or other securities of Hims & Hers Health, Inc. The Fund has derived all disclosures contained in this document regarding HIMS from the publicly available documents. None of the Fund, the Trust, or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to HIMS. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding HIMS is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of HIMS (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning HIMS could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, Tidal Trust II (the “Trust”), the Adviser, or their respective affiliates makes any representation to you as to the performance of HIMS.

NONE OF THE FUND, THE TRUST, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH HIMS & HERS HEALTH, INC..THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, HIMS & HERS HEALTH, INC.

Moreover, Hims & Hers Health, Inc. has not participated in the development of the Fund’s investment strategy. Hims & Hers Health, Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Hims & Hers Health, Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Hims & Hers Health, Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by HIMS or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, HIMS is assigned to the Health Care Providers & Services industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security.
Defiance Daily Target 2X Short HOOD ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to achieve 2 times the inverse (-200%) of the daily percentage change in the price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to generate 2 times the inverse of the daily performance of the Underlying Security for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.” The Fund is classified as “non-diversified” under the 1940 Act.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to 2 times the inverse (-2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into swap agreements as a substitute for directly shorting the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain short exposure for the Fund equal to -200% of the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged -2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily -2X objective.

For examples of a hypothetical investment in the Fund, see “Additional Information About the Fund – Principal Investment Strategies” below.

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with inverse exposure; and e) other Fund expenses.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s derivative positions.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security. For purposes of the 80% policy, derivatives will be valued at notional value.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance decreases over a period longer than a single day. As a consequence, investors should not plan to hold shares of a Fund unmonitored for periods longer than a single trading day.

HOOD

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the shares of Robinhood Markets, Inc. (Nasdaq: HOOD).

Robinhood Markets, Inc. is a financial services platform known for its commission-free trading software application that allows users to invest in stocks, ETFs, options, and cryptocurrencies. It also sells various related services. HOOD is listed on The Nasdaq Stock Market (“Nasdaq”). Per HOOD’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting common stock held by non-affiliates of HOOD (based on the closing price of its Class A common stock on June 30, 2024 on the Nasdaq) was approximately $16.3 billion.

HOOD is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by HOOD pursuant to the Exchange Act can be located by reference to SEC file number 001-40691 through the SEC’s website at www.sec.gov. In addition, information regarding HOOD may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of HOOD or other securities of Robinhood Markets, Inc. The Fund has derived all disclosures contained in this document regarding HOOD from the publicly available documents. None of the Fund, the Trust, or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to HOOD. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding HOOD is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of HOOD (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning HOOD could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, Tidal Trust II (the “Trust”), the Adviser, or their respective affiliates makes any representation to you as to the performance of HOOD.

NONE OF THE FUND, THE TRUST, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH ROBINHOOD MARKETS, INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, ROBINHOOD MARKETS, INC.

Moreover, Robinhood Markets, Inc. has not participated in the development of the Fund’s investment strategy. Robinhood Markets, Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Robinhood Markets, Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Robinhood Markets, Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by HOOD or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, HOOD is assigned to the Capital Markets industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security.
Defiance Daily Target 2X Short INTC ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to achieve 2 times the inverse (-200%) of the daily percentage change in the price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to generate 2 times the inverse of the daily performance of the Underlying Security for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.” The Fund is classified as “non-diversified” under the 1940 Act.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to 2 times the inverse (-2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into swap agreements as a substitute for directly shorting the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain short exposure for the Fund equal to -200% of the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged -2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily -2X objective.

For examples of a hypothetical investment in the Fund, see “Additional Information About the Fund – Principal Investment Strategies” below.

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with inverse exposure; and e) other Fund expenses.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s derivative positions.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security. For purposes of the 80% policy, derivatives will be valued at notional value.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance decreases over a period longer than a single day. As a consequence, investors should not plan to hold shares of a Fund unmonitored for periods longer than a single trading day.

INTC

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the shares of Intel Corporation (Nasdaq: INTC).

INTC designs, develops, manufactures, markets, and sells computing and related products worldwide. INTC is listed on the Nasdaq Global Select Market. Per INTC’s most recent Form 10-K filing, the aggregate market value of INTC common stock held by non-affiliates as of the most recent available data at time of drafting this prospectus (June 28, 2024) was approximately $132.4 billion.

INTC is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by INTC pursuant to the Exchange Act can be located by reference to the SEC file number 000-06217 through the SEC’s website at www.sec.gov. In addition, information regarding INTC may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of INTC or other securities of Intel Corporation. The Fund has derived all disclosures contained in this document regarding INTC from the publicly available documents. None of the Fund, the Trust, or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to INTC. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding INTC is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of INTC (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning INTC could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, Tidal Trust II (the “Trust”), the Adviser, or their respective affiliates makes any representation to you as to the performance of INTC.

NONE OF THE FUND, THE TRUST, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH INTEL CORPORATION. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, INTEL CORPORATION.

Moreover, Intel Corporation has not participated in the development of the Fund’s investment strategy. Intel Corporation does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Intel Corporation does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Intel Corporation

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by INTC or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, INTC is assigned to the Semiconductors & Semiconductor Equipment industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security.
Defiance Daily Target 2X Short MRVL ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to achieve 2 times the inverse (-200%) of the daily percentage change in the price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to generate 2 times the inverse of the daily performance of the Underlying Security for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.” The Fund is classified as “non-diversified” under the 1940 Act.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to 2 times the inverse (-2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into swap agreements as a substitute for directly shorting the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain short exposure for the Fund equal to -200% of the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged -2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily -2X objective.

For examples of a hypothetical investment in the Fund, see “Additional Information About the Fund – Principal Investment Strategies” below.

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with inverse exposure; and e) other Fund expenses.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s derivative positions.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security. For purposes of the 80% policy, derivatives will be valued at notional value.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance decreases over a period longer than a single day. As a consequence, investors should not plan to hold shares of a Fund unmonitored for periods longer than a single trading day.

MRVL

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the shares of Marvell Technology, Inc. (Nasdaq: MRVL).

Marvell Technology, Inc. supplies data infrastructure semiconductor solutions, specializing in high-performance standard and semi-custom products. As a fabless semiconductor provider (i.e., the company designs semiconductors but outsources the fabrication), the company focuses on complex System-on-a-Chip architectures, integrating analog, mixed-signal, and digital signal processing. Marvell’s intellectual property, system-level expertise, and advanced security firmware support the data economy across markets such as data centers, enterprise networking, carrier infrastructure, consumer electronics, and automotive/industrial applications. MRVL is listed on the Nasdaq Global Select Market (“Nasdaq”). Per MRVL’s most recent Form 10-K filing, the aggregate market value of common stock held by non-affiliates of MRVL (based on the closing price of its common stock on August 2, 2024 on the Nasdaq) was approximately $51.19 billion.

MRVL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by MRVL pursuant to the Exchange Act can be located by reference to SEC file number 001-40357 through the SEC’s website at www.sec.gov. In addition, information regarding MRVL may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of MRVL or other securities of Marvell Technology, Inc. The Fund has derived all disclosures contained in this document regarding MRVL from the publicly available documents. None of the Fund, the Trust, or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to MRVL. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MRVL is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MRVL (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning MRVL could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, Tidal Trust II (the “Trust”), the Adviser, or their respective affiliates makes any representation to you as to the performance of MRVL.

NONE OF THE FUND, THE TRUST, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH MARVELL TECHNOLOGY, INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, MARVELL TECHNOLOGY, INC.

Moreover, Marvell Technology, Inc. has not participated in the development of the Fund’s investment strategy. Marvell Technology, Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Marvell Technology, Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Marvell Technology, Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by MRVL or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, MRVL is assigned to the Semiconductors & Semiconductor Equipment industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security.
Defiance Daily Target 2X Short MU ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to achieve 2 times the inverse (-200%) of the daily percentage change in the price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to generate 2 times the inverse of the daily performance of the Underlying Security for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.” The Fund is classified as “non-diversified” under the 1940 Act.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to 2 times the inverse (-2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into swap agreements as a substitute for directly shorting the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain short exposure for the Fund equal to -200% of the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged -2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily -2X objective.

For examples of a hypothetical investment in the Fund, see “Additional Information About the Fund – Principal Investment Strategies” below.

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with inverse exposure; and e) other Fund expenses.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s derivative positions.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security. For purposes of the 80% policy, derivatives will be valued at notional value.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance decreases over a period longer than a single day. As a consequence, investors should not plan to hold shares of a Fund unmonitored for periods longer than a single trading day.

MU

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the shares of Micron Technology, Inc. (Nasdaq: MU).

Micron Technology, Inc. designs and manufactures memory and storage technologies: DRAM, NAND, NOR for PCs, servers, mobile, and embedded systems. MU is listed on the Nasdaq Global Select Market (“Nasdaq”). Per MU’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting common equity held by non-affiliates of MU (based on the closing price on February 27, 2025 on Nasdaq) was approximately $85.7 billion.

MU is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by MU pursuant to the Exchange Act can be located by reference to SEC file number 1-10658 through the SEC’s website at www.sec.gov. In addition, information regarding MU may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of MU or other securities of Micron Technology, Inc. The Fund has derived all disclosures contained in this document regarding MU from the publicly available documents. None of the Fund, the Trust, or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to MU. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MU is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MU (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning MU could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, Tidal Trust II (the “Trust”), the Adviser, or their respective affiliates makes any representation to you as to the performance of MU.

NONE OF THE FUND, THE TRUST, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH MICRON TECHNOLOGY, INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, MICRON TECHNOLOGY, INC.

Moreover, Micron Technology, Inc. has not participated in the development of the Fund’s investment strategy. Micron Technology, Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Micron Technology, Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Micron Technology, Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by MU or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, MU is assigned to the Semiconductors & Semiconductor Equipment industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security.
Defiance Daily Target 2X Short NVO ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to achieve 2 times the inverse (-200%) of the daily percentage change in the price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to generate 2 times the inverse of the daily performance of the Underlying Security for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.” The Fund is classified as “non-diversified” under the 1940 Act.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to 2 times the inverse (-2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into swap agreements as a substitute for directly shorting the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain short exposure for the Fund equal to -200% of the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged -2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily -2X objective.

For examples of a hypothetical investment in the Fund, see “Additional Information About the Fund – Principal Investment Strategies” below.

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with inverse exposure; and e) other Fund expenses.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s derivative positions.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security. For purposes of the 80% policy, derivatives will be valued at notional value.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance decreases over a period longer than a single day. As a consequence, investors should not plan to hold shares of a Fund unmonitored for periods longer than a single trading day.

NVO

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the shares of Novo Nordisk A/S - ADR (NYSE: NVO).

Novo Nordisk A/S is NOVO Nordisk A/S (“Novo Nordisk”) is a Danish global pharmaceutical company. Novo Nordisk manufactures and markets pharmaceutical products and services, specifically to provide diabetes care and other chronic conditions like obesity, hemophilia, and growth disorders. It is also involved with hemostasis management, growth hormone therapy, and hormone replacement therapy.

NVO ADRs are listed on the New York Stock Exchange (“NYSE”). Per NOVO Nordisk’s most recent Form 20-F filing for the fiscal year ending December 31, 2024, the total number of NVO ADRs outstanding was 440,748,211 representing approximately 13.82% of the issued B share capital outstanding (excluding treasury shares and shares held by Novo Holdings A/S) as of such date. Per the same filing, based on available sources of information, as of December 31, 2024 it was estimated that share capital (including A and B share capital) was geographically distributed in the following manner: 38% Denmark, 28% North America, 3% UK, and 31% Other.

NOVO Nordisk is registered as a foreign private issuer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC related to NVO pursuant to the Exchange Act can be located by reference to the SEC file number 333-82318 through the SEC’s website at www.sec.gov.

This document relates only to the securities offered hereby and does not relate to the shares of NVO or other securities of Novo Nordisk A/S The Fund has derived all disclosures contained in this document regarding NVO from the publicly available documents. None of the Fund, the Trust, or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to NVO. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding NVO is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NVO (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning NVO could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, Tidal Trust II (the “Trust”), the Adviser, or their respective affiliates makes any representation to you as to the performance of NVO.

NONE OF THE FUND, THE TRUST, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH NOVO NORDISK A/S. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, NOVO NORDISK A/S.

Moreover, Novo Nordisk A/S has not participated in the development of the Fund’s investment strategy. Novo Nordisk A/S does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Novo Nordisk A/S does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Novo Nordisk A/S.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by NVO or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, NVO is assigned to the Pharmaceuticals industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security.
Defiance Daily Target 2X Short OKLO ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to achieve 2 times the inverse (-200%) of the daily percentage change in the price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to generate 2 times the inverse of the daily performance of the Underlying Security for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.” The Fund is classified as “non-diversified” under the 1940 Act.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to 2 times the inverse (-2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into swap agreements as a substitute for directly shorting the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain short exposure for the Fund equal to -200% of the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged -2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily -2X objective.

For examples of a hypothetical investment in the Fund, see “Additional Information About the Fund – Principal Investment Strategies” below.

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with inverse exposure; and e) other Fund expenses.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s derivative positions.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security. For purposes of the 80% policy, derivatives will be valued at notional value.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance decreases over a period longer than a single day. As a consequence, investors should not plan to hold shares of a Fund unmonitored for periods longer than a single trading day.

OKLO

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the shares of Oklo Inc. (NYSE: OKLO).

Oklo Inc. is an early-stage company that designs and develops fission power plants to provide reliable and commercial-scale energy to customers in the United States. It also provides used nuclear fuel recycling services. OKLO is listed on the New York Stock Exchange (“NYSE”).

OKLO is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by OKLO pursuant to the Exchange Act can be located by reference to SEC file number 001-40583 through the SEC’s website at www.sec.gov. In addition, information regarding OKLO may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of OKLO or other securities of Oklo Inc. The Fund has derived all disclosures contained in this document regarding OKLO from the publicly available documents. None of the Fund, the Trust, or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to OKLO. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding OKLO is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of OKLO (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning OKLO could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, Tidal Trust II (the “Trust”), the Adviser, or their respective affiliates makes any representation to you as to the performance of OKLO.

NONE OF THE FUND, THE TRUST, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH OKLO INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, OKLO INC.

Moreover, Oklo Inc. has not participated in the development of the Fund’s investment strategy. Oklo Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Oklo Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Oklo Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by OKLO or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, OKLO is assigned to the Electric Utilities industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security.
Defiance Daily Target 2X Short OSCR ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to achieve 2 times the inverse (-200%) of the daily percentage change in the price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to generate 2 times the inverse of the daily performance of the Underlying Security for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.” The Fund is classified as “non-diversified” under the 1940 Act.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to 2 times the inverse (-2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into swap agreements as a substitute for directly shorting the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain short exposure for the Fund equal to -200% of the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged -2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily -2X objective.

For examples of a hypothetical investment in the Fund, see “Additional Information About the Fund – Principal Investment Strategies” below.

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with inverse exposure; and e) other Fund expenses.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s derivative positions.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security. For purposes of the 80% policy, derivatives will be valued at notional value.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance decreases over a period longer than a single day. As a consequence, investors should not plan to hold shares of a Fund unmonitored for periods longer than a single trading day.

OSCR

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the shares of Oscar Health, Inc. (NYSE: OSCR).

Oscar Health, Inc. is a healthcare technology company that offers health insurance plans under the Affordable Care Act (ACA) to individuals, families, and employees in multiple states. In addition to its insurance business, the company provides technology solutions that support providers and payors with tools for personalized engagement and data analytics. OSCR is listed on the New York Stock Exchange (“NYSE”). Per OSCR’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting common stock held by non-affiliates of OSCR (based on the closing price of its common stock on June 28, 2024 on the NYSE) was approximately $3.1 billion.

OSCR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by OSCR pursuant to the Exchange Act can be located by reference to SEC file number 001-40154 through the SEC’s website at www.sec.gov. In addition, information regarding OSCR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of OSCR or other securities of Oscar Health, Inc. The Fund has derived all disclosures contained in this document regarding OSCR from the publicly available documents. None of the Fund, the Trust, or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to OSCR. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding OSCR is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of OSCR (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning OSCR could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, Tidal Trust II (the “Trust”), the Adviser, or their respective affiliates makes any representation to you as to the performance of OSCR.

NONE OF THE FUND, THE TRUST, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH OSCAR HEALTH, INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, OSCAR HEALTH, INC.

Moreover, Oscar Health, Inc. has not participated in the development of the Fund’s investment strategy. Oscar Health, Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Oscar Health, Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Oscar Health, Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by OSCR or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, OSCR is assigned to the Insurance industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security.
Defiance Daily Target 2X Short SBET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to achieve 2 times the inverse (-200%) of the daily percentage change in the price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to generate 2 times the inverse of the daily performance of the Underlying Security for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.” The Fund is classified as “non-diversified” under the 1940 Act.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to 2 times the inverse (-2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into swap agreements as a substitute for directly shorting the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain short exposure for the Fund equal to -200% of the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged -2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily -2X objective.

For examples of a hypothetical investment in the Fund, see “Additional Information About the Fund – Principal Investment Strategies” below.

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with inverse exposure; and e) other Fund expenses.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s derivative positions.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security. For purposes of the 80% policy, derivatives will be valued at notional value.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance decreases over a period longer than a single day. As a consequence, investors should not plan to hold shares of a Fund unmonitored for periods longer than a single trading day.

SBET

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the shares of SharpLink Gaming, Inc. (Nasdaq: SBET).

SBET is an online marketing company that provides fan activation solutions to generate and deliver high quality customer leads to its U.S. sportsbook and global casino gaming partners. SBET has announced that it has shifted its primary treasury asset to Ethereum, a digital asset. SBET is listed on The Nasdaq Capital Market, LLC (“Nasdaq”). Per SBET’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting common equity held by non-affiliates (computed by reference to the price at which the common equity was last sold as of June 30, 2024) was $1.9 million.

SBET is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by SBET pursuant to the Exchange Act can be located by reference to SEC file number 001-41962 through the SEC’s website at www.sec.gov. In addition, information regarding SBET may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of SBET or other securities of SharpLink Gaming, Inc. The Fund has derived all disclosures contained in this document regarding SBET from the publicly available documents. None of the Fund, the Trust, or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to SBET. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SBET is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SBET (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning SBET could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, Tidal Trust II (the “Trust”), the Adviser, or their respective affiliates makes any representation to you as to the performance of SBET.

NONE OF THE FUND, THE TRUST, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH SHARPLINK GAMING, INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, SHARPLINK GAMING, INC.

Moreover, SharpLink Gaming, Inc. has not participated in the development of the Fund’s investment strategy. SharpLink Gaming, Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. SharpLink Gaming, Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by SharpLink Gaming, Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by SBET or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, SBET is assigned to the Hotels, Restaurants & Leisure industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security.
Defiance Daily Target 2X Short TSM ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to achieve 2 times the inverse (-200%) of the daily percentage change in the share price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to generate 2 times the inverse of the daily performance of the Underlying Security for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.” The Fund is classified as “non-diversified” under the 1940 Act.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to 2 times the inverse (-2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into swap agreements as a substitute for directly shorting the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain short exposure for the Fund equal to -200% of the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged -2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily -2X objective.

For examples of a hypothetical investment in the Fund, see “Additional Information About the Fund – Principal Investment Strategies” below.

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with inverse exposure; and e) other Fund expenses.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s derivative positions.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security. For purposes of the 80% policy, derivatives will be valued at notional value.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance decreases over a period longer than a single day. As a consequence, investors should not plan to hold shares of a Fund unmonitored for periods longer than a single trading day.

TSM

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the shares of Taiwan Semiconductor Manufacturing Company Limited (NYSE: TSM).

TSM is a dedicated foundry in the semiconductor industry which engages mainly in the manufacturing, sales, packaging, testing and computer-aided design of integrated circuits and other semiconductor devices and the manufacturing of masks. TSM is listed on the New York Stock Exchange (“NYSE”).

The American Depositary Share of TSM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by TSM pursuant to the Exchange Act can be located by reference to the SEC file number 001-14700 through the SEC’s website at www.sec.gov. In addition, information regarding TSM may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of TSM or other securities of Taiwan Semiconductor Manufacturing Company Limited. The Fund has derived all disclosures contained in this document regarding TSM from the publicly available documents. None of the Fund, the Trust, or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to TSM. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding TSM is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of TSM (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning TSM could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, Tidal Trust II (the “Trust”), the Adviser, or their respective affiliates makes any representation to you as to the performance of TSM.

NONE OF THE FUND, THE TRUST, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED.

Moreover, Taiwan Semiconductor Manufacturing Company Limited has not participated in the development of the Fund’s investment strategy. Taiwan Semiconductor Manufacturing Company Limited does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Taiwan Semiconductor Manufacturing Company Limited does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Taiwan Semiconductor Manufacturing Company Limited

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by TSM or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, TSM is assigned to the Semiconductors & Semiconductor Equipment industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security.
Defiance Daily Target 2X Short UNH ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to achieve 2 times the inverse (-200%) of the daily percentage change in the price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to generate 2 times the inverse of the daily performance of the Underlying Security for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.” The Fund is classified as “non-diversified” under the 1940 Act.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to 2 times the inverse (-2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into swap agreements as a substitute for directly shorting the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain short exposure for the Fund equal to -200% of the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged -2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily -2X objective.

For examples of a hypothetical investment in the Fund, see “Additional Information About the Fund – Principal Investment Strategies” below.

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with inverse exposure; and e) other Fund expenses.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s derivative positions.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security. For purposes of the 80% policy, derivatives will be valued at notional value.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance decreases over a period longer than a single day. As a consequence, investors should not plan to hold shares of a Fund unmonitored for periods longer than a single trading day.

UNH

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the shares of UnitedHealth Group Incorporated (NYSE: UNH).

UnitedHealth Group Incorporated is a U.S.-based company that operates in two main segments: UnitedHealthcare, which offers health insurance plans for individuals, employers, and government programs, and Optum, which provides health care services, pharmacy benefits, and data analytics. Together, these segments serve customers in the United States and internationally. UNH is listed on the New York Stock Exchange (“NYSE”). Per UNH’s most recent Form 10-K filing, the aggregate market value of the voting stock held by non-affiliates of UNH (based on its last reported sale price on June 30, 2024 on the NYSE) was approximately $468.43 billion.

UNH is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by UNH pursuant to the Exchange Act can be located by reference to SEC file number 1-10864 through the SEC’s website at www.sec.gov. In addition, information regarding UNH may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of UNH or other securities of UnitedHealth Group Incorporated The Fund has derived all disclosures contained in this document regarding UNH from the publicly available documents. None of the Fund, the Trust, or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to UNH. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding UNH is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of UNH (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning UNH could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, Tidal Trust II (the “Trust”), the Adviser, or their respective affiliates makes any representation to you as to the performance of UNH.

NONE OF THE FUND, THE TRUST, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH UNITEDHEALTH GROUP INCORPORATED. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, UNITEDHEALTH GROUP INCORPORATED.

Moreover, UnitedHealth Group Incorporated has not participated in the development of the Fund’s investment strategy. UnitedHealth Group Incorporated does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. UnitedHealth Group Incorporated does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by UnitedHealth Group Incorporated

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by UNH or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, UNH is assigned to the Health Care Providers & Services industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security.